SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITY (Details) - Office For Fine Architecture Limited [Member]	12 Months Ended
	Mar. 31, 2025	Jan. 31, 2013
Date of Incorporation	Jan. 31, 2013
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Providing design, fit out, project management and application services for commercia, residential and industrial properties, real estate development, senior care infrastructure